Rollforward Amount of Credit Losses Recognized in Earnings for OTTI Securities Held by Company for Portion of Impairment Recognized in Other Comprehensive Income (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance at beginning of year	$ 127	$ 96	$ 60
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was not previously recognized	6	6	7
Credit losses recognized into current year earnings on debt securities for which an other-than-temporary impairment was previously recognized	26	25	29
Balance at end of year	$ 159	$ 127	$ 96